Special Purpose Entities	12 Months Ended
Sep. 30, 2018
Special Purpose Entities [Abstract]
Special Purpose Entities
Note 15.	Special Purpose Entities

Pursuant to a sale of certain large-tract forestlands in 2007, a special purpose entity MWV Timber Notes Holding, LLC (“MWV TN”) received, and WestRock assumed upon the Combination, an installment note receivable in the amount of $398.0 million (“Timber Note”). The Timber Note does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating LIBOR. In addition, the Timber Note is supported by a bank-issued irrevocable letter of credit obtained by the buyer of the forestlands. The Timber Note is not subject to prepayment in whole or in part prior to maturity. The bank’s credit rating as of October 2018 was investment grade.

Using the Timber Note as collateral, MWV TN received $338.3 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to the Company and is payable from the Timber Note proceeds upon its maturity in October 2027. As a result, the Timber Note is not available to satisfy any obligations of WestRock. MWV TN can elect to prepay at any time the liability in whole or in part, however, given that the Timber Note is not prepayable, MWV TN expects to only repay the liability at maturity from the Timber Note proceeds.

The Timber Note and the secured financing liability were fair valued on the opening balance sheet in connection with the Combination. As of September 30, 2018, the Timber Note was $366.0 million and is included within restricted assets held by special purpose entities on the consolidated balance sheet and the secured financing liability was $323.1 million and is included within non-recourse liabilities held by special purpose entities on the consolidated balance sheet.

Pursuant to the sale of MWV’s remaining U.S. forestlands, which occurred on December 6, 2013, another special purpose entity MWV Timber Notes Holding Company II, LLC (“MWV TN II”) received, and WestRock assumed upon the Combination, an installment note receivable in the amount of $860.0 million (the “Installment Note”). The Installment Note does not require any principal payments until its maturity in December 2023 and bears interest at a fixed rate of 5.207%. However, at any time during a 180-day period following receipt by the borrower of notice from us that we intend to withhold our consent to any amendment or waiver of this Installment Note that was requested by the borrower and approved by any eligible assignees, the borrower may prepay the Installment Note in whole but not in part for cash at 100% of the principal, plus accrued but unpaid interest, breakage, or other similar amount if any. As of September 30, 2018, no event had occurred that would allow for the prepayment of the Installment Note. We monitor the credit quality of the borrower and receive quarterly compliance certificates. The borrower’s credit rating as of October 2018 was investment grade.

Using the Installment Note as collateral, MWV TN II received $774.0 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to WestRock and is payable from the Installment Note proceeds upon its maturity in December 2023. As a result, the Installment Note is not available to satisfy any obligations of WestRock. MWV TN II can elect to prepay, at any time, the liability in whole or in part, with sufficient notice, but would avail itself of this provision only in the event the Installment Note was prepaid in whole or in part. The secured financing agreement however requires a mandatory repayment, up to the amount of cash received, if the Installment Note is prepaid in whole or in part.

The Installment Note and the secured financing liability were fair valued on the opening balance sheet in connection with the Combination. As of September 30, 2018, the Installment Note was $915.0 million and is included within restricted assets held by special purpose entities on the consolidated balance sheet and the secured financing liability was $830.6 million and is included within non-recourse liabilities held by special purpose entities on the consolidated balance sheet.